INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Schedule of composition of inventories
The composition of Inventories is as follows:

	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Technical stock (*)	540,342	438,717
Non-technical stock (**)	52,538	39,072
Total	592,880	477,789

(*) Correspond to spare parts and materials that will be used in both own and third-party maintenance services.

(**) Consumption of on-board services, uniforms and other indirect materials

Schedule of average acquisition cost net of their obsolescence provision
These are valued at their average acquisition cost net of their obsolescence provision according to the following detail:

	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Provision for obsolescence Technical stock	45,621	49,981
Provision for obsolescence Non-technical stock	5,228	5,823
Total	50,849	55,804